Supplementary Information On Oil, NGL And Natural Gas Reserves (Tables)	12 Months Ended
Sep. 30, 2016
Extractive Industries [Abstract]
Summary Of Capitalized Costs Of Oil And Natural Gas Properties And Related Depreciation, Depletion And Amortization

	2016	2015

Producing properties	$434,469,093	$441,141,337
Non-producing minerals	7,364,630	8,088,134
Non-producing leasehold	204,101	204,101
Exploratory wells in progress	5,917	1,762
	442,043,741	449,435,334
Accumulated depreciation, depletion and amortization	(251,004,735)	(227,165,334)
Net capitalized costs	$191,039,006	$222,270,000

Summary Of Costs Incurred In Oil And Natural Gas Producing Activities
	2016	2015	2014

Property acquisition costs	$-	$146,261	$83,405,404
Exploration costs	21,049	898,818	2,013,231
Development costs	5,075,710	24,931,571	34,219,072
	$5,096,759	$25,976,650	$119,637,707

Summary Of Net Quantities Of Proved, Developed And Undeveloped Oil And Natural Gas Reserves

	Proved Reserves
	Oil	NGL	Natural Gas
	(Barrels)	(Barrels)	(Mcf)
September 30, 2013	1,643,303	1,616,126	132,289,167

Revisions of previous estimates	(50,025)	469,897	(3,917,380)
Acquisitions (divestitures)	5,882,886	884,889	8,191,448
Extensions, discoveries and other additions	439,802	276,957	16,702,684
Production	(346,387)	(207,688)	(10,773,559)
September 30, 2014	7,569,579	3,040,181	142,492,360

Revisions of previous estimates	(1,697,309)	(425,300)	(31,273,207)
Acquisitions (divestitures)	-	-	-
Extensions, discoveries and other additions	1,619,285	516,679	18,740,114
Production	(453,125)	(210,960)	(9,745,223)
September 30, 2015	7,038,430	2,920,600	120,214,044

Revisions of previous estimates	(1,552,010)	(1,192,143)	(47,068,144)
Acquisitions (divestitures)	-	-	-
Extensions, discoveries and other additions	303,922	65,306	16,864,075
Production	(364,252)	(171,060)	(8,284,377)
September 30, 2016	5,426,090	1,622,703	81,725,598

Summary Of Proved Developed And Undeveloped Reserves

	Proved Developed Reserves			Proved Undeveloped Reserves
	Oil	NGL	Natural Gas	Oil	NGL	Natural Gas
	(Barrels)	(Barrels)	(Mcf)	(Barrels)	(Barrels)	(Mcf)

September 30, 2014	2,890,678	1,564,859	88,512,767	4,678,901	1,475,322	53,979,593
September 30, 2015	2,725,077	1,466,834	82,899,159	4,313,353	1,453,766	37,314,885
September 30, 2016	1,980,519	1,095,256	62,929,047	3,445,571	527,447	18,796,551

Summary Of Proved Undeveloped Reserves

Beginning proved undeveloped reserves	71,917,599
Proved undeveloped reserves transferred to proved developed	(1,806,525)
Revisions	(44,108,114)
Extensions and discoveries	16,631,699
Purchases	-
Ending proved undeveloped reserves	42,634,659

Summary Of Standardized Measure Of Discounted Future Net Cash Flows

	2016	2015	2014

Future cash inflows	$380,263,695	$786,295,155	$1,405,400,261
Future production costs	(182,948,045)	(311,933,151)	(423,512,430)
Future development and asset retirement costs	(72,431,842)	(124,857,957)	(146,465,509)
Future income tax expense	(38,674,100)	(123,007,909)	(308,149,182)
Future net cash flows	86,209,708	226,496,138	527,273,140

10% annual discount	(56,439,589)	(144,904,927)	(322,490,636)
Standardized measure of discounted future net cash flows	$29,770,119	$81,591,211	$204,782,504

Summary Of Changes In Standardized Measure Of Discounted Future Net Cash Flows

	2016	2015	2014
Beginning of year	$81,591,211	$204,782,504	$101,674,896
Changes resulting from:
Sales of oil, NGL and natural gas, net of production costs	(16,749,632)	(35,359,204)	(66,239,618)
Net change in sales prices and production costs	(86,198,778)	(211,336,729)	164,240,162
Net change in future development and asset retirement costs	21,636,258	9,569,985	(46,593,511)
Extensions and discoveries	11,640,704	34,327,400	44,308,910
Revisions of quantity estimates	(41,716,689)	(51,375,950)	(3,235,695)
Acquisitions (divestitures) of reserves-in-place	-	-	102,945,609
Accretion of discount	14,424,032	37,000,855	17,646,314
Net change in income taxes	44,533,277	102,592,290	(90,457,070)
Change in timing and other, net	609,736	(8,609,940)	(19,507,493)
Net change	(51,821,092)	(123,191,293)	103,107,608
End of year	$29,770,119	$81,591,211	$204,782,504